Document And Entity Information	Jul. 20, 2022
Document Information Line Items
Entity Registrant Name	BITNILE HOLDINGS, INC.
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (the “Amended Current Report”) amends the Current Report on Form 8-K of BitNile Holdings, Inc., originally filed with the Securities and Exchange Commission on July 19, 2022 (the “Prior Filing”). For unknown technical reasons, the Prior Filing did not show up on the SEC’s EDGAR system. While the press release, filed as an exhibit, was viewable, viewers only saw a blank page when trying to view the Form 8-K itself. As such, the sole purpose of this Amended Current Report is to refile the Form 8-K so it is viewable, and the Prior Filing is provided in its entirety.
Entity Central Index Key	0000896493
Document Period End Date	Jul. 20, 2022
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-12711
Entity Tax Identification Number	94-1721931
Entity Address, Address Line One	11411 Southern Highlands Parkway
Entity Address, Address Line Two	Suite 240
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89141
City Area Code	(949)
Local Phone Number	444-5464
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock, $0.001 par value
Document Information Line Items
Trading Symbol	NILE
Title of 12(b) Security	Common Stock, $0.001 par value
Security Exchange Name	NYSE
13.00% Series D Cumulative Redeemable Perpetual Preferred Stock, par value $0.001 per share
Document Information Line Items
Trading Symbol	NILE PRD
Title of 12(b) Security	13.00% Series D Cumulative Redeemable Perpetual Preferred Stock, par value $0.001 per share
Security Exchange Name	NYSE